Segment information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Gross profit	$ 538,158	$ 491,527	$ 542,848
Other operating results, net	(38,581)	(6,670)	39,797
Urban Property And Investment Business [Member]
Statement [Line Items]
Revenues	526,939	500,352	503,744
Costs	(124,161)	(116,996)	(91,035)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	402,778	383,356	412,709
Net gain / (loss) from fair value adjustments of investment properties	195,067	12,199	(636,004)
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(96,484)	(92,285)	(95,802)
Selling expenses	(36,829)	(32,196)	(32,566)
Other operating results, net	(33,674)	(22,970)	(13,060)
Management fees	0	0	0
Profit / (loss) from operations	430,858	248,104	(364,723)
Share of profit / (loss) of associates and joint ventures	37,811	33,830	62,859
Segment profit / (loss)	468,669	281,934	(301,864)
Reportable assets	3,997,335	3,685,868	3,627,616
Reportable liabilities	0	0	0
Net reportable assets	3,997,335	3,685,868	3,627,616
Sub total segment [Member]
Statement [Line Items]
Revenues	1,254,425	1,099,001	1,176,309
Costs	(726,221)	(633,509)	(650,373)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	23,658	9,941
Changes in the net realizable value of agricultural products after harvest	19,113	6,199	13,357
Gross profit	542,853	495,349	549,234
Net gain / (loss) from fair value adjustments of investment properties	189,563	28,848	(649,883)
Gain from disposal of farmlands	633	56,079	97,960
General and administrative expenses	(153,049)	(148,994)	(158,507)
Selling expenses	(125,334)	(111,289)	(114,060)
Other operating results, net	(39,249)	(7,004)	38,895
Management fees	0	0	0
Profit / (loss) from operations	415,417	312,989	(236,361)
Share of profit / (loss) of associates and joint ventures	38,123	32,450	60,841
Segment profit / (loss)	453,540	345,439	(175,520)
Reportable assets	5,424,088	5,072,807	4,986,325
Reportable liabilities	0	0	0
Net reportable assets	5,424,088	5,072,807	4,986,325
Total Operating Segments [Member]
Statement [Line Items]
Revenues	1,379,363	1,220,836	1,281,202
Costs	(859,586)	(762,213)	(762,973)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(732)	26,705	11,262
Changes in the net realizable value of agricultural products after harvest	19,113	6,199	13,357
Gross profit	538,158	491,527	542,848
Net gain / (loss) from fair value adjustments of investment properties	190,239	25,474	(649,204)
Gain from disposal of farmlands	633	56,079	97,960
General and administrative expenses	(152,354)	(148,241)	(157,986)
Selling expenses	(124,704)	(110,977)	(112,430)
Other operating results, net	(38,581)	(6,670)	39,797
Management fees	(27,169)	(12,127)	(17,288)
Profit / (loss) from operations	386,222	295,065	(256,303)
Share of profit / (loss) of associates and joint ventures	39,446	35,912	61,356
Segment profit / (loss)	425,668	330,977	(194,947)
Reportable assets	7,244,639	6,796,006	6,466,666
Reportable liabilities	(4,090,132)	(3,839,539)	(3,557,680)
Net reportable assets	3,154,507	2,956,467	2,908,986
Eliminations [Member]
Statement [Line Items]
Revenues	(5,722)	(3,519)	(3,091)
Costs	989	(3)	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,732	3,047	1,321
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(1,001)	(475)	(1,770)
Net gain / (loss) from fair value adjustments of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	337	354	198
Selling expenses	415	143	1,383
Other operating results, net	95	(124)	162
Management fees	0	0	0
Profit / (loss) from operations	(154)	(102)	(27)
Share of profit / (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(154)	(102)	(27)
Reportable assets	1,823,097	1,724,003	1,479,065
Reportable liabilities	(4,090,132)	(3,839,539)	(3,557,680)
Net reportable assets	(2,267,035)	(2,115,536)	(2,078,615)
Adjustments [Member]
Statement [Line Items]
Revenues	133,734	128,254	110,690
Costs	(134,709)	(128,974)	(112,901)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(975)	(720)	(2,211)
Net gain / (loss) from fair value adjustments of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	597	463	781
Management fees	(27,169)	(12,127)	(17,288)
Profit / (loss) from operations	(27,547)	(12,384)	(18,718)
Share of profit / (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(27,547)	(12,384)	(18,718)
Reportable assets	0	0	0
Reportable liabilities	0	0	0
Net reportable assets	0	0	0
Joints Ventures [Member]
Statement [Line Items]
Revenues	(3,074)	(2,900)	(2,706)
Costs	355	273	301
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(2,719)	(2,627)	(2,405)
Net gain / (loss) from fair value adjustments of investment properties	676	(3,374)	679
Gain from disposal of farmlands	0	0	0
General and administrative expenses	358	399	323
Selling expenses	215	169	247
Other operating results, net	(24)	(5)	(41)
Management fees	0	0	0
Profit / (loss) from operations	(1,494)	(5,438)	(1,197)
Share of profit / (loss) of associates and joint ventures	1,323	3,462	515
Segment profit / (loss)	(171)	(1,976)	(682)
Reportable assets	(2,546)	(804)	1,276
Reportable liabilities	0	0	0
Net reportable assets	(2,546)	(804)	1,276
Agriculturals Business [Member]
Statement [Line Items]
Revenues	727,486	598,649	672,565
Costs	(602,060)	(516,513)	(559,338)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	23,658	9,941
Changes in the net realizable value of agricultural products after harvest	19,113	6,199	13,357
Gross profit	140,075	111,993	136,525
Net gain / (loss) from fair value adjustments of investment properties	(5,504)	16,649	(13,879)
Gain from disposal of farmlands	633	56,079	97,960
General and administrative expenses	(56,565)	(56,709)	(62,705)
Selling expenses	(88,505)	(79,093)	(81,494)
Other operating results, net	(5,575)	15,966	51,955
Management fees	0	0	0
Profit / (loss) from operations	(15,441)	64,885	128,362
Share of profit / (loss) of associates and joint ventures	312	(1,380)	(2,018)
Segment profit / (loss)	(15,129)	63,505	126,344
Reportable assets	1,426,753	1,386,939	1,358,709
Reportable liabilities	0	0	0
Net reportable assets	$ 1,426,753	$ 1,386,939	$ 1,358,709